Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Schedule of pro forma basis, the impact of the Company’s IPO
	June 30, 2020	Pro forma June 30, 2020
Cash and cash equivalents	$544	18,174
Other non-current assets	274	35
August and December 2019 Convertible notes	1,452	-
Convertible notes	5,342	-
Derivative warrant liability	1,512	-
Convertible preferred shares	6,621	-
Total Shareholders’ equity (deficit)	(14,164)	18,153